Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues (note 4)
Royalty income	$ 19	$ 10	$ 27	$ 24
Product sales				1,016
Supply chain	43	40	84	81
Licensing revenue	537	18	1,074	37
Total revenues	599	68	1,185	1,158
Operating expenses
Cost of sales	12	12	41	874
Research and development costs	738	189	1,101	508
General and administrative expenses	1,645	1,141	2,909	2,265
Selling expenses	318	199	564	447
Gain on modification of building lease		(34)		(219)
Total operating expenses (note 11)	2,713	1,507	4,615	3,875
Loss from operations	(2,114)	(1,439)	(3,430)	(2,717)
Gain (loss) due to changes in foreign currency exchange rates	82	130	(166)	26
Change in fair value of warrant liability		(2,139)		331
Other finance costs	(7)	(2)	(17)	(311)
Net finance income (costs)	75	(2,011)	(183)	46
Loss before income taxes	(2,039)	(3,450)	(3,613)	(2,671)
Income tax recovery			129
Net loss	(2,039)	(3,450)	(3,484)	(2,671)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(126)	(209)	421	1
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 9)	(968)	(1,418)	(86)	(30)
Comprehensive loss	$ (3,133)	$ (5,077)	$ (3,149)	$ (2,700)
Net loss per share [basic and diluted]	$ (0.02)	$ (0.15)	$ (0.03)	$ (0.12)
Weighted average number of shares outstanding (note 14):
Basic	121,203,227	23,515,579	108,395,537	22,519,497
Diluted	121,203,227	23,515,579	108,395,537	22,519,497